Long-term debt - Disclosure of Minimum Finance Lease Payments (Details) $ in Thousands	Sep. 30, 2018 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Principal	$ 29,909
Interest	1,067
Payment	30,976
Less than one year
Disclosure of finance lease and operating lease by lessee [line items]
Principal	12,380
Interest	529
Payment	12,909
Between one and two years
Disclosure of finance lease and operating lease by lessee [line items]
Principal	9,686
Interest	319
Payment	10,005
Between two and five years
Disclosure of finance lease and operating lease by lessee [line items]
Principal	7,843
Interest	219
Payment	$ 8,062